13F-HR

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 03/31/2006
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC		05/11/2006
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 48
                                        ----------------------

Form 13F Information Table Value Total: 718,790
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway - CL A                       084670108    14998      166 SH       Sole                      166
AFLAC Inc.                     COM              001055102    30797   682417 SH       Sole                   470756            211661
                                                             10972   243125 SH       Defined                243125
Berkshire Hathaway - CL A      COM              084670108    11294      125 SH       Sole                       10               115
                                                             10390      115 SH       Defined                   115
Berkshire Hathaway - CL B      COM              084670207    37183    12345 SH       Sole                    10491              1854
                                                             13292     4413 SH       Defined                  4413
CBS Corp. - CL B               COM              124857202     7866   328019 SH       Sole                   218558            109461
                                                              3251   135587 SH       Defined                135587
Cadbury Schweppes plc-Spons AD COM              127209302    32718   817955 SH       Sole                   587155            230800
                                                             14954   373850 SH       Defined                373850
Cendant Corp.                  COM              151313103      403    23200 SH       Sole                    23200
Comcast Corp. - Special CL A   COM              20030N200    16506   631922 SH       Sole                   438347            193575
                                                              6644   254375 SH       Defined                254375
Constellation Brands, Inc.     COM              21036P108    36261  1447555 SH       Sole                  1002130            445425
                                                             13189   526500 SH       Defined                526500
Diageo plc-Spons ADR           COM              25243Q205    22159   349350 SH       Sole                   237850            111500
                                                             10869   171350 SH       Defined                171350
E. W. Scripps Co.              COM              811054204    33316   745163 SH       Sole                   522458            222705
                                                             15111   337970 SH       Defined                337970
                                                               671    15000 SH  CALL Sole                    15000
Entercom Communications Corp.  COM              293639100    13268   475217 SH       Sole                   323317            151900
                                                              5990   214550 SH       Defined                214550
Equifax Inc.                   COM              294429105    19343   519409 SH       Sole                   332534            186875
                                                              9699   260450 SH       Defined                260450
Estee Lauder Inc. - CL A       COM              518439104     9056   243500 SH       Sole                   166000             77500
                                                              4044   108750 SH       Defined                108750
Harley-Davidson Inc.           COM              412822108    19726   380225 SH       Sole                   257850            122375
                                                              8222   158475 SH       Defined                158475
IMS Health Inc.                COM              449934108    31327  1215647 SH       Sole                   849847            365800
                                                             13492   523550 SH       Defined                523550
Masco Corp.                    COM              574599106    17035   524300 SH       Sole                   356550            167750
                                                              7547   232300 SH       Defined                232300
Oracle Corp.                   COM              68389X105    16030  1170925 SH       Sole                   790875            380050
                                                              6495   474425 SH       Defined                474425
Praxair, Inc.                  COM              74005P104    17458   316550 SH       Sole                   214825            101725
                                                              7485   135725 SH       Defined                135725
Time Warner Inc.               COM              887317105    26631  1586144 SH       Sole                  1056269            529875
                                                             11457   682400 SH       Defined                682400
Tyco International Ltd.        COM              902124106    21504   800007 SH       Sole                   555807            244200
                                                              9255   344300 SH       Defined                344300
United Technologies Corp.      COM              913017109    23088   398282 SH       Sole                   268257            130025
                                                             10672   184100 SH       Defined                184100
Viacom Inc. - CL B             COM              92553P201    20229   521369 SH       Sole                   348833            172536
                                                              8632   222487 SH       Defined                222487
Willis Group Holdings Ltd.     COM              G96655108    26592   776175 SH       Sole                   524100            252075
                                                             11103   324075 SH       Defined                324075
IShares Russell Mid Cap Index  ETF              464287499      564 5953.000 SH       Sole                 5953.000